Impaired Loans and Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Transactions in the allowance for loan losses
Allowance, Beginning Balance	$ 25,565	$ 37,744	$ 45,192
Provision for Loan Losses	10,796	1,974	31,680
Charge-offs	(18,288)	(16,446)	(41,628)
Recoveries	4,031	2,293	2,500
Net Charge-offs	(14,257)	(14,153)	(39,128)
Allowance, Ending Balance	22,104	25,565	37,744
Construction and land development [Member]
Transactions in the allowance for loan losses
Allowance, Beginning Balance	1,883	7,214
Provision for Loan Losses	(478)	(1,645)
Charge-offs	(612)	(4,739)
Recoveries	341	1,053
Net Charge-offs	(271)	(3,686)
Allowance, Ending Balance	1,134	1,883
Commercial real estate [Member]
Transactions in the allowance for loan losses
Allowance, Beginning Balance	11,477	18,563
Provision for Loan Losses	3,209	(3,777)
Charge-offs	(8,539)	(3,663)
Recoveries	2,702	354
Net Charge-offs	(5,837)	(3,309)
Allowance, Ending Balance	8,849	11,477
Residential real estate [Member]
Transactions in the allowance for loan losses
Allowance, Beginning Balance	10,966	10,102
Provision for Loan Losses	7,767	7,833
Charge-offs	(8,381)	(7,482)
Recoveries	738	513
Net Charge-offs	(7,643)	(6,969)
Allowance, Ending Balance	11,090	10,966
Commercial and financial [Member]
Transactions in the allowance for loan losses
Allowance, Beginning Balance	402	480
Provision for Loan Losses	283	(379)
Charge-offs	(346)	0
Recoveries	129	301
Net Charge-offs	(217)	301
Allowance, Ending Balance	468	402
Consumer [Member]
Transactions in the allowance for loan losses
Allowance, Beginning Balance	837	1,385
Provision for Loan Losses	15	(58)
Charge-offs	(410)	(562)
Recoveries	121	72
Net Charge-offs	(289)	(490)
Allowance, Ending Balance	$ 563	$ 837